Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2024	2025
Export input VAT receivables (a)	$3,384	$4,662
Employee receivables and business advances	1,788	502
Advance to suppliers	4,221	389
Interest receivable	181	352
Security deposits	205	266
Insurance receivables on written-off accounts receivables (b)	282	157
Receivable from third parties (c)	708	154
Others(d)	147	25
Total	$10,916	$6,507

(a)	Export input VAT receivables mainly represent the refundable input VAT the Group has paid for the production of the products in the PRC when declaring goods for export.

(b)	Insurance receivables on written-off accounts receivables mainly represent insurance claim receivables due from insurance companies.

(c)	Receivable from third parties represent the funds held on third-party settlement platforms.

(d)	Others mainly include prepaid miscellaneous service fees and prepaid rental fees.